Trade and Other Receivables - Additional Information (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Trade And Other Receivables [Line Items]
Cash collateral held against trade and other receivables		£ 9	£ 6	£ 4
Gross Trade Receivables Specifically Impaired [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Gross trade receivables specifically impaired	£ 57	£ 124	£ 238